Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of components of income tax expense/(benefit)

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Current tax
HK (note (a))	45	301	310
PRC (note (b) and (c))	1,767	2,580	15,909
U.S. and others (note (d))	471	399	417
Total current tax	2,283	3,280	16,636
Deferred income tax expense/(benefit)	2,226	(3,563)	(4,718)
Income tax expense/(benefit)	4,509	(283)	11,918

Notes:

(a)	The Company, three subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax. Under the Hong Kong two-tiered profits tax rates regime, the first HK$2.0 million (US$0.3 million) of assessable profits of qualifying corporations will be taxed at 8.25%, with the remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the relevant rates on the estimated assessable profits less estimated available tax losses, if any, of these entities as applicable.
(b)	Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for a preferential tax rate of 15% for companies which qualify as HNTE. HUTCHMED Limited and its wholly-owned subsidiary HUTCHMED (Suzhou) Limited qualify as a HNTE up to December 31, 2025 and 2023 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2023, 2022 and 2021, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the equity investees operating in the PRC will be distributed as dividends.

Pursuant to PRC Bulletin on Issues of Enterprise Income Tax and Indirect Transfers of Assets by Non-PRC Resident Enterprises, an indirect transfer of a PRC resident enterprise by a non-PRC resident enterprise, via the transfer of an offshore intermediate holding company, shall be subject to PRC withholding tax under certain conditions.

(c)

Current tax in the PRC for the year ended December 31, 2021 includes US$14.4 million arising from the indirect disposal of HBYS (Note 22), calculated at 10% of the excess of the disposal proceeds over the cost of acquiring the equity investment in HBYS.

(d)

The Company’s subsidiary in the U.S. with operations primarily in New Jersey is subject to U.S. taxes, primarily federal and state taxes, which have been provided for at approximately 21% (federal) and 0% to 11.5% (state tax) on the estimated assessable profit over the reporting years. Certain income receivable by the Company is subject to U.S. withholding tax of 30%. Two of the Group’s subsidiaries are subject to corporate tax in the UK and EU countries at 19% and 15% to 25%, respectively, on the estimated assessable profits in relation to their presence in these countries.

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Income/(loss) before income taxes and equity in earnings of equity investees	58,308	(410,422)	(215,740)
Tax calculated at the statutory tax rate of the Company	9,621	(67,720)	(35,597)
Tax effects of:
Different tax rates applicable in different jurisdictions	541	6,316	136
Tax valuation allowance	26,629	93,243	63,975
Preferential tax rate difference	(3,065)	(171)	(148)
Preferential tax deduction and credits	(32,667)	(40,791)	(29,838)
Expenses not deductible for tax purposes	7,086	8,886	8,684
Withholding tax on undistributed earnings of PRC entities	2,386	2,492	3,153
Income not subject to tax	(5,826)	(2,142)	(2,704)
Temporary difference	(817)	(1,614)	2,717
Others	621	1,218	1,540
Income tax expense/(benefit)	4,509	(283)	11,918

Schedule of significant components of deferred tax assets and liabilities

	December 31,
	2023	2022

	(in US$’000)
Deferred tax assets
Cumulative tax losses	284,271	264,751
Others	14,707	15,254
Total deferred tax assets	298,978	280,005
Less: Valuation allowance	(283,522)	(264,639)
Deferred tax assets	15,456	15,366
Deferred tax liabilities
Undistributed earnings from a PRC entity	1,478	2,686
Others	6	24
Deferred tax liabilities	1,484	2,710

Schedule of movements in deferred tax assets and liabilities

	2023	2022	2021

	(in US$’000)
As at January 1	12,656	6,636	(3,548)
Movement of previously recognized withholding tax on undistributed earnings	3,674	2,186	5,148
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(2,385)	(2,492)	(3,153)
Deferred tax on amortization of intangible assets	18	19	19
Deferred tax on temporary differences, tax loss carried forward and research tax credits	142	6,036	7,852
Reclassification from current tax	11	—	—
Divestment of subsidiaries	(49)	—	—
Divestment of an equity investee	—	—	370
Exchange differences	(95)	271	(52)
As at December 31	13,972	12,656	6,636

Summary of cumulative tax loss carryforwards

	December 31,
	2023	2022

	(in US$’000)
No expiry date	74,515	71,325
2024	3,529	3,763
2025	35,030	36,098
2026	46,766	48,150
2027	60,033	61,808
2028	103,913	107,297
2029	171,142	175,853
2030	237,384	243,918
2031	379,321	389,761
2032	594,311	610,800
2033	176,363	—
	1,882,307	1,748,773

Summary of changes in deferred tax valuation allowance

	2023	2022	2021

	(in US$’000)
As at January 1	264,639	189,700	122,378
Charged to consolidated statements of operations	26,629	93,243	63,975
Utilization of previously unrecognized tax losses	(39)	(1)	(186)
Write-off of tax losses	(112)	(125)	—
Divestment of subsidiaries	(433)	—	—
Others	—	—	(9)
Exchange differences	(7,162)	(18,178)	3,542
As at December 31	283,522	264,639	189,700

Schedule of income tax payable

	2023	2022	2021

	(in US$’000)
As at January 1	1,112	15,546	1,120
Current tax	2,283	3,280	16,636
Withholding tax upon dividend declaration from PRC entities	3,674	2,186	5,148
Tax paid (note)	(3,728)	(18,891)	(5,014)
Reclassification (from)/to prepaid tax	(397)	(241)	25
Reclassification to deferred tax	11	—	—
Divestment of subsidiaries	(177)	—	—
Divestment of an equity investee (Note 22)	—	—	(2,644)
Exchange difference	(198)	(768)	275
As at December 31	2,580	1,112	15,546

Note: The amount for 2022 includes US$14.4 million capital gain tax paid for gain on divestment of HBYS (Note 22).